Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000061818 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000061818 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000061818 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000061818 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000061818 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000061818 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000061818 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000061818 | FR_46120E602
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000061818 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000061818 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000061818 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000061818 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000061818 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000061818 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000061818 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000061818 | Electronic Manufacturing Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000061818 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000061818 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000061818 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000061818 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000061818 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000061818 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000061818 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000061818 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000061820 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000061820 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000061820 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000061820 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000061820 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000061820 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000061820 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000061820 | FR_46120E602
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000061820 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000061820 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000061820 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000061820 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000061820 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000061820 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000061820 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000061820 | Electronic Manufacturing Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000061820 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000061820 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000061820 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000061820 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000061820 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000061820 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000061820 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000061820 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000254317 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000254317 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000254317 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000254317 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000254317 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000254317 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000254317 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000254317 | FR_46120E602
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000254317 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000254317 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000254317 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000254317 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000254317 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000254317 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000254317 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000254317 | Electronic Manufacturing Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000254317 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000254317 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000254317 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000254317 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000254317 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000254317 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000254317 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000254317 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122688 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000122688 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000122688 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000122688 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000122688 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000122688 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000122688 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000122688 | FR_46120E602
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000122688 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122688 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122688 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000122688 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000122688 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000122688 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000122688 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122688 | Electronic Manufacturing Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122688 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000122688 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000122688 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000122688 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000122688 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000122688 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000122688 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000122688 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122689 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000122689 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000122689 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000122689 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000122689 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000122689 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000122689 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000122689 | FR_46120E602
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000122689 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122689 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122689 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000122689 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000122689 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000122689 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000122689 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122689 | Electronic Manufacturing Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122689 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000122689 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000122689 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000122689 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000122689 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000122689 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000122689 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000122689 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000061821 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000061821 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000061821 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000061821 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000061821 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000061821 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000061821 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000061821 | FR_46120E602
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000061821 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000061821 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000061821 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000061821 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000061821 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000061821 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000061821 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000061821 | Electronic Manufacturing Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000061821 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000061821 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000061821 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000061821 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000061821 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000061821 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000061821 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000061821 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000179754 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000179754 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000179754 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000179754 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000179754 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000179754 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000179754 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000179754 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000179754 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000179754 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000179754 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000179754 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000179754 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000179754 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000179754 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000179754 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000179754 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000179754 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000179754 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000179754 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000179754 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000179754 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000179754 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000179754 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000179754 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000179754 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000179754 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000179754 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000259219 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000259219 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000259219 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000259219 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000259219 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000259219 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000259219 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000259219 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000259219 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000259219 | FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000259219 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000259219 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000259219 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000259219 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000259219 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000259219 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000259219 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000259219 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000259219 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000259219 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000259219 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000259219 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000259219 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%